Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value of Financial Instruments [Abstract]
Carrying Amounts and Fair Values of Recognized Financial Instruments

The carrying amounts and estimated fair values of recognized financial instruments at December 31, 2014 and 2013 are as follows:

	2014		2013
	Carrying Amount	Estimated Value	Carrying Amount	Estimated Value	Input Level
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$32,355	$32,355	$22,407	$22,407	1
Securities, including Federal Home Loan Bank stock	211,291	211,291	201,974	201,974	2
Certificates of deposit	2,490	2,490	2,739	2,739	2
Loans held for sale	229	229	424	424	3
Net loans	357,098	357,066	291,299	292,257	3
Mortgage servicing rights	1,218	1,218	1,398	1,398	3
	$604,681	$604,649	$520,241	$521,199

	2014		2013
	Carrying Amount	Estimated Value	Carrying Amount	Estimated Value	Input Level
	(dollars in thousands)
FINANCIAL LIABILITIES
Deposits
Maturity	$174,929	$174,263	$172,349	$172,956	3
Non-maturity	390,516	390,516	295,651	295,651	1
Other borrowings	-	-	12,101	13,036	3
Junior subordinated deferrable interest debentures	12,739	12,627	10,300	10,294	3
	$578,184	$577,406	$490,401	$491,937